Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Parties

Note 13 – Related Parties

Notes Payable to Former Parent

During November and December 2018, as part of a corporate restructuring, the Former Parent converted $37,372,522 of outstanding notes payable to the Former Parent to Stockholders' Equity. In addition, in connection with the restructuring, accrued interest in the amount of $2,150,487 was forgiven by the Former Parent, and was recorded as a contribution to capital.

Due to Former Parent

In May 2018, Allied Esports entered into a $5,000,000 line of credit with a bank, bearing interest of 2.650% per annum with monthly payments of interest only. The line of credit was secured by a $5,000,000 certificate of deposit provided by Former Parent as collateral. All outstanding principal and accrued interest are due at maturity in May 2019. In October 2018, the $5,000,000 line of credit was repaid by the Former Parent using its collateralized certificate of deposit. As a result, Allied Esports owed $5,000,000 to the Former Parent as of December 31, 2018, related to the repayment of the line of credit. There was no stated interest rate or repayment terms related to this liability. During 2018, the Company incurred $55,178 of interest expense related to this line of credit.

During the year ended December 31, 2018, the Company received net aggregate advances of $22,912,000 from the Former Parent. As of December 31, 2018, the aggregate amount due to the Former Parent of $33,019,510 consisted of payments of certain operating expenses, investing activities and financing activities made on behalf of the Company by the Former Parent. There was no stated interest rate or definitive repayment terms related to this liability. The weighted average balance of advances owed to the Former Parent was $21,965,526 during the year ended December 31, 2018 and was $32,788,017 for the period from January 1, 2019 through August 9, 2019.

On August 9, 2019, all obligations to the Former Parent in the aggregate amount of $32,672,622 were satisfied in connection with the Merger. See Note 5 – Reverse Merger and Recapitalization, for additional details.

Bridge Financing

On October 11, 2018, the Former Parent issued a series of secured convertible promissory notes (the "Notes") whereby investors provided the Former Parent with $10 million to be used for the operations of the Company. Pursuant to the Merger Agreement, on the Closing Date, the Company assumed the convertible debt obligations of the Former Parent. See Note 11 – Convertible Debt and Convertible Debt, related parties, for additional details.

Restructuring

In November and December 2018, the Company underwent a corporate entity restructuring for the purpose preparing the Company for the Merger. As part of the restructuring, AEM a new holding entity, was formed and AEII became a wholly-owned subsidiary of AEM. The restructuring resulted in a $42,505,325 increase in the Former Parent's net investment consisting of notes payable, accrued interest and other related liabilities, which were recorded as a contribution to capital as a result of the restructuring.

Stock Options

In 2015, the Former Parent issued options to purchase common stock of the Former Parent to certain employees and a consultant of WPT. All of the unvested options were forfeited in January 2018 in connection with the employees' entry into profit participation agreements as described in the Profit Participation Plan paragraph below. Accordingly, during the years ended December 31, 2019 and 2018, the Company recorded $0 and ($766,417), respectively, of stock-based compensation which is reflected in general and administrative expenses in the consolidated statements of operations.

Profit Participation Plan

In January 2018, certain employees of WPT entered into profit participation agreements pursuant to which the employees, commencing with the calendar year 2018, were entitled to an annual payment equal to a range of 1% to 4% of the net profits of the Company during such calendar year. Upon an occurrence of a change in control of WPT, the employees would be entitled to: (i) a payment equal to a range of 1% to 4% of the net profits of the Company through the fiscal quarter end prior to the closing of such change in control; and (ii) a payment equal to a range of 0.5% to 4% of the value of outstanding shares of WPT, pursuant to the profit participation agreement. In connection with the profit participation agreement, the participating employees forfeited the unvested portion of their options to purchase the Former Parent's common stock. On the Closing Date, pursuant to the terms of the Merger Agreement, as amended, the Company issued 744,422 shares of its common stock to employees of WPT in full satisfaction of the profit participation agreements.